LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.7%
3,179	Northrop Grumman Corporation	$ 1,842,167

	BEVERAGES - 4.5%
28,609	Coca-Cola Company (The)	2,253,245

	BIOTECH & PHARMA - 9.7%
2,616	Eli Lilly & Company	2,444,914
10,474	Johnson & Johnson	2,407,449
		4,852,363
	COMMERCIAL SUPPORT SERVICES - 13.6%
76,491	Rentokil Initial PLC - ADR	2,590,751
8,228	Republic Services, Inc.	1,721,462
10,846	Waste Management, Inc.	2,522,237
		6,834,450
	ELECTRIC UTILITIES - 12.0%
28,249	Alliant Energy Corporation	2,074,323
15,334	Duke Energy Corporation	1,986,520
20,198	Southern Company (The)	1,953,147
		6,013,990
	FOOD - 3.7%
30,101	Mondelez International, Inc., Class A	1,849,405

	GAS & WATER UTILITIES - 2.6%
10,112	American Water Works Company, Inc.	1,298,583

	HEALTH CARE FACILITIES & SERVICES - 14.1%
12,344	Cardinal Health, Inc.	2,380,911
2,618	McKesson Corporation	2,134,194
6,919	UnitedHealth Group, Inc.	2,563,350
		7,078,455
	HOUSEHOLD PRODUCTS - 3.6%
12,340	Procter & Gamble Company (The)	1,815,091

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INFRASTRUCTURE REIT - 3.5%
9,534	American Tower Corporation, Class A	$ 1,741,957

	INSURANCE - 4.5%
6,919	Chubb Ltd.	2,262,513

	LEISURE FACILITIES & SERVICES - 3.6%
6,171	McDonald's Corporation	1,811,744

	RETAIL - CONSUMER STAPLES - 9.4%
3,366	Casey's General Stores, Inc.	2,767,357
28,430	Kroger Company (The)	1,935,230
		4,702,587
	SOFTWARE - 3.7%
4,488	Microsoft Corporation	1,830,117

	TECHNOLOGY HARDWARE - 3.6%
4,112	Motorola Solutions, Inc.	1,805,291

	TELECOMMUNICATIONS - 3.5%
67,111	AT&T, Inc.	1,753,610

	TOTAL COMMON STOCKS (Cost $47,786,894)	49,745,568

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
374,355	First American Treasury Obligations Fund, Class X, 3.58% (Cost $374,355)(a)	374,355

	TOTAL INVESTMENTS - 100.0% (Cost $48,161,249)	$ 50,119,923
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(20,323)
	NET ASSETS - 100.0%	$ 50,099,600

ADR	-American Depositary Receipt
Ltd.	-Limited Company
PLC	-Public Limited Company

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.